3. SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION: (i) Loss per share (Policies)	12 Months Ended
Jan. 31, 2024
Policies
(i) Loss per share

(i)Loss per share

The basic and diluted loss per share shown in these statements is calculated using the weighted-average number of common shares outstanding during the year.

The weighted average number of common shares outstanding for the year ended January 31, 2024 does not include the 2,465,000 (2023 – 3,225,000) stock options outstanding as the inclusion of these amounts would reduce the loss per share amount and are therefore considered anti-dilutive.